Debt - Fair value of long-term debt (Detail) - USD ($) $ in Billions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Estimated fair value of long-term debt	$ 5.1	$ 4.5	$ 4.1